Description of Organization, Business Operations and Going Concern (Details) - USD ($)						3 Months Ended	12 Months Ended
	May 21, 2024	Aug. 31, 2023	Dec. 21, 2021	Dec. 13, 2021	May 26, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 09, 2022	Dec. 08, 2021
Description of Organization, Business Operations and Going Concern [Line Items]
Price per unit (in Dollars per share)		$ 12.63
Dissolution expenses						$ 100,000
Fair value percentage						80.00%
Public price per share (in Dollars per share)						$ 11.8	$ 11.64
Trust account						$ 263,325,414
Trust account per share (in Dollars per share)						$ 10.45
Share price (in Dollars per share)						$ 18
Voting percentage of proxy		92.00%
Deposits		$ 246,605				$ 246,605
Proposed business combination, description						(i) the Assigned Patent Rights, including the Additional Rights, as such terms are defined in the Patent Purchase Agreement, and (ii) all other intellectual property rights acquired by the Sponsor under the Patent Purchase Agreement, and (b) the Company will pay to the Sponsor one thousand dollars ($1,000) and will assume and agree to perform and discharge all of the Sponsor’s obligations under the Patent Purchase Agreement, including the obligation to pay to MindMaze a purchase price of $21 Million (the “MindMaze IP Purchase Price”) on or prior to May 31, 2024 (the “Outside Date”) and the obligation to share certain revenues with MindMaze, on the terms and subject to the conditions set forth in the Patent Purchase Agreement (collectively, the “Transaction”).
outstanding shares percentage	91.34%
Working capital deficit						$ 5,600,000
Loan payment						$ 453,000
Business Combination [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Price per warrant (in Dollars per share)						$ 11.5
Percentage of voting securities						50.00%
Percentage of public shares						100.00%
Business Combination [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Price per warrant (in Dollars per share)						$ 1
Sponsor [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Sponsor deposit								$ 2,530,000
Share price (in Dollars per share)						10
Cover expense					$ 500,000
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Price per unit (in Dollars per share)						$ 11.5
Warrants (in Shares)						8,875,000
Shareholders elected to redeem (in Shares)						25,198,961
Ordinary shares percentage						99.60%
Ordinary shares issued (in Shares)
Ordinary shares outstanding (in Shares)
Aggregate shares (in Shares)						19,519
Percentage of Issued and Outstanding		0.30%				0.30%
Purchase shares (in Shares)						8,875,000
Ordinary shares [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Company ordinary shares (in Shares)		5,883,786
Voting percentage of proxy		92.00%
Ordinary shares issued (in Shares)		6,426,039
Ordinary shares outstanding (in Shares)		6,426,039
Class B ordinary shares [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Ordinary shares issued (in Shares)						6,325,000	6,325,000
Ordinary shares outstanding (in Shares)						6,325,000	6,325,000
Class B ordinary shares [Member] | Business Combination Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Percentage of ownership						98.70%
Class B ordinary shares [Member] | Business Combination [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Ownership shares (in Shares)						6,325,000
Class B ordinary shares [Member] | Sponsor [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Ordinary shares issued (in Shares)									6,325,000
Forecast [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Company ordinary shares (in Shares)	5,852,011
outstanding shares percentage	91.34%
Forecast [Member] | Ordinary shares [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate shares (in Shares)	67,883
IPO [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Units issued (in Shares)				22,000,000
Price per unit (in Dollars per share)						$ 12.63
Gross proceeds				$ 220,000,000
Incurring offering costs				19,000,000
Deferred underwriting fees				$ 12,100,000
Dissolution expenses						$ 100,000
Aggregate shares percentage						15.00%
Cover expense						$ 25,000
IPO [Member] | Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Price per unit (in Dollars per share)				$ 10
Underwriters [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Units issued (in Shares)				3,300,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Units issued (in Shares)			3,300,000
Price per unit (in Dollars per share)			$ 10			$ 10
Gross proceeds			$ 33,000,000
Incurring offering costs			2,100,000
Deferred underwriting commissions			1,800,000
Net proceeds						$ 253,000,000
Private Placement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Gross proceeds			825,000
Warrants (in Shares)						8,050,000
Price per warrant (in Dollars per share)						$ 1
Private Placement [Member] | Sponsor [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Gross proceeds						$ 8,100,000
Private Placement Warrant [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Gross proceeds			$ 800,000
Warrants (in Shares)			1
Price per warrant (in Dollars per share)			$ 1
Aggregate shares of purchase (in Shares)			825,000